LEASES (Details 1)	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
LEASES
Weighted Average Remaining Lease Term In Years	3 years 10 months 24 days	3 years
Weighted Average Discount Rate	10.40%	5.00%